Accounts Payable And Accrued Liabilities	6 Months Ended
Jun. 30, 2017
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes accounts payable and other accrued liabilities as of June 30, 2017 and December 31, 2016:

	June 30, 2017	December 31, 2016
Accounts payable	$1,046,225	$219,101
Sales taxes	717	-
Accrued compensation and benefits	211,951	-
Other	3,200	-
Total accounts payable and accrued liabilities	$1,262,093	$219,101